Expected Credit Losses on Financial Assets and Reconciliation of carrying amount - Expected credit loss using simplified method (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	R$ 799,193	R$ 688,978
Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	223,538	122,241
Increase (decrease) in allowance account for credit losses of financial assets	316,949
Stage 1 to Stage 2	(28,702)
Stage 1 to Stage 3	(194,341)
Stage 2 to Stage 1	7,319
Stage 3 to Stage 1	72
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss		122,241	R$ 84,081
Increase (decrease) in allowance account for credit losses of financial assets		246,618
Stage 1 to Stage 2		(63,036)
Stage 1 to Stage 3		(148,979)
Stage 2 to Stage 1		3,427
Stage 3 to Stage 1		130
Increase (Decrease) in Write-Off for credit losses of financial assets		0
Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	46,661	95,689	80,899
Increase (decrease) in allowance account for credit losses of financial assets	40,152	72,933
Stage 1 to Stage 2	28,702	63,036
Stage 2 to Stage 1	(7,319)	(3,427)
Increase (Decrease) in Write-Off for credit losses of financial assets	0	0
Stage 2 to Stage 3	(110,586)	(117,936)
Stage 3 to Stage 2	23	184
Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	237,301	234,099
Increase (decrease) in allowance account for credit losses of financial assets	(36,675)
Stage 1 to Stage 3	194,341
Stage 3 to Stage 1	(72)
Increase (Decrease) in Write-Off for credit losses of financial assets	(264,955)
Stage 2 to Stage 3	110,586
Stage 3 to Stage 2	(23)
Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	507,500	452,029
Increase (decrease) in allowance account for credit losses of financial assets	320,426
Increase (Decrease) in Write-Off for credit losses of financial assets	(264,955)
Financial assets at amortised cost, category [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	788,348	650,269
Financial assets at amortised cost, category [member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss		234,099	186,048
Increase (decrease) in allowance account for credit losses of financial assets		(34,201)
Stage 1 to Stage 2		148,979
Stage 2 to Stage 1		(130)
Increase (Decrease) in Write-Off for credit losses of financial assets		(184,349)
Stage 2 to Stage 3		(184)
Stage 3 to Stage 2		117,936
Financial assets at amortised cost, category [member] | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	291,693	236,949
Financial assets at amortised cost, category [member] | Securities Trading And Intermediation [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	147,384	136,872
Financial assets at amortised cost, category [member] | Securities Trading And Intermediation [Member] | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	147,384	136,872
Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	123,418	75,885
Financial assets at amortised cost, category [member] | Trade receivables [member] | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	123,418	75,885
Financial assets at amortised cost, category [member] | Others
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	20,891	24,192
Financial assets at amortised cost, category [member] | Others | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	20,891	24,192
Financial assets at amortised cost, category [member] | Securities [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	28,992	13,962
Financial assets at amortised cost, category [member] | Securities [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	16,725	13,962
Increase (decrease) in allowance account for credit losses of financial assets	15,030
Stage 1 to Stage 2	(17)
Stage 1 to Stage 3	(12,250)
Stage 2 to Stage 1	0
Stage 3 to Stage 1	0
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Financial assets at amortised cost, category [member] | Securities [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss		13,962	6,072
Increase (decrease) in allowance account for credit losses of financial assets		7,890
Stage 1 to Stage 2		0
Stage 1 to Stage 3		0
Stage 2 to Stage 1		0
Stage 3 to Stage 1		0
Increase (Decrease) in Write-Off for credit losses of financial assets		0
Financial assets at amortised cost, category [member] | Securities [Member] | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	17	0
Increase (decrease) in allowance account for credit losses of financial assets	0
Stage 1 to Stage 2	17
Stage 2 to Stage 1	0
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Stage 2 to Stage 3	0
Stage 3 to Stage 2	0
Financial assets at amortised cost, category [member] | Securities [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	12,250	0
Increase (decrease) in allowance account for credit losses of financial assets	0
Stage 1 to Stage 3	12,250
Stage 3 to Stage 1	0
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Stage 2 to Stage 3	0
Stage 3 to Stage 2	0
Financial assets at amortised cost, category [member] | Securities [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	28,992	13,962
Increase (decrease) in allowance account for credit losses of financial assets	15,030
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Financial assets at amortised cost, category [member] | Securities purchased under agreements to sell [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	2,565	2,364
Financial assets at amortised cost, category [member] | Securities purchased under agreements to sell [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	2,565	2,364
Increase (decrease) in allowance account for credit losses of financial assets	201
Stage 1 to Stage 2	0
Stage 1 to Stage 3	0
Stage 2 to Stage 1	0
Stage 3 to Stage 1	0
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Financial assets at amortised cost, category [member] | Securities purchased under agreements to sell [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss		2,364	2,803
Increase (decrease) in allowance account for credit losses of financial assets		(439)
Stage 1 to Stage 2		0
Stage 1 to Stage 3		0
Stage 2 to Stage 1		0
Stage 3 to Stage 1		0
Increase (Decrease) in Write-Off for credit losses of financial assets		0
Financial assets at amortised cost, category [member] | Securities purchased under agreements to sell [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	0	0
Increase (decrease) in allowance account for credit losses of financial assets	0
Stage 1 to Stage 3	0
Stage 3 to Stage 1	0
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Stage 2 to Stage 3	0
Stage 3 to Stage 2	0
Financial assets at amortised cost, category [member] | Securities purchased under agreements to sell [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	2,565	2,364
Increase (decrease) in allowance account for credit losses of financial assets	201
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	465,098	396,994
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	198,907	79,029
Increase (decrease) in allowance account for credit losses of financial assets	317,847
Stage 1 to Stage 2	(27,310)
Stage 1 to Stage 3	(177,848)
Stage 2 to Stage 1	7,117
Stage 3 to Stage 1	72
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss		79,029	54,845
Increase (decrease) in allowance account for credit losses of financial assets		227,395
Stage 1 to Stage 2		(57,266)
Stage 1 to Stage 3		(148,947)
Stage 2 to Stage 1		2,872
Stage 3 to Stage 1		130
Increase (Decrease) in Write-Off for credit losses of financial assets		0
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member] | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	45,434	87,885	74,696
Increase (decrease) in allowance account for credit losses of financial assets	47,859	76,541
Stage 1 to Stage 2	27,310	57,266
Stage 2 to Stage 1	(7,117)	(2,872)
Increase (Decrease) in Write-Off for credit losses of financial assets	0	0
Stage 2 to Stage 3	(110,526)	(117,930)
Stage 3 to Stage 2	23	184
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	220,757	230,080	182,282
Increase (decrease) in allowance account for credit losses of financial assets	(32,647)	(34,416)
Stage 1 to Stage 2		148,947
Stage 1 to Stage 3	177,848
Stage 2 to Stage 1		(130)
Stage 3 to Stage 1	(72)
Increase (Decrease) in Write-Off for credit losses of financial assets	(264,955)	(184,349)
Stage 2 to Stage 3	110,526	(184)
Stage 3 to Stage 2	(23)	117,930
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	465,098	396,994
Increase (decrease) in allowance account for credit losses of financial assets	333,059
Increase (Decrease) in Write-Off for credit losses of financial assets	(264,955)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	0	15,622
Financial assets at fair value through other comprehensive income, category [member] | Securities [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	0	15,622
Financial assets at fair value through other comprehensive income, category [member] | Securities [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	0	15,622
Increase (decrease) in allowance account for credit losses of financial assets	(15,622)
Stage 1 to Stage 2	0
Stage 1 to Stage 3	0
Stage 2 to Stage 1	0
Stage 3 to Stage 1	0
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Financial assets at fair value through other comprehensive income, category [member] | Securities [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss		15,622	12,199
Increase (decrease) in allowance account for credit losses of financial assets		3,423
Stage 1 to Stage 2		0
Stage 1 to Stage 3		0
Stage 2 to Stage 1		0
Stage 3 to Stage 1		0
Increase (Decrease) in Write-Off for credit losses of financial assets		0
Financial assets at fair value through other comprehensive income, category [member] | Securities [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	0	15,622
Increase (decrease) in allowance account for credit losses of financial assets	(15,622)
Increase (Decrease) in Write-Off for credit losses of financial assets	0
On-balance exposures [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	788,348	665,891
On-balance exposures [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	218,197	110,977
Increase (decrease) in allowance account for credit losses of financial assets	317,456
Stage 1 to Stage 2	(27,327)
Stage 1 to Stage 3	(190,098)
Stage 2 to Stage 1	7,117
Stage 3 to Stage 1	72
Increase (Decrease) in Write-Off for credit losses of financial assets	0
On-balance exposures [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss		110,977	75,919
Increase (decrease) in allowance account for credit losses of financial assets		238,269
Stage 1 to Stage 2		(57,266)
Stage 1 to Stage 3		(148,947)
Stage 2 to Stage 1		2,872
Stage 3 to Stage 1		130
Increase (Decrease) in Write-Off for credit losses of financial assets		0
On-balance exposures [Member] | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	45,451	87,885	74,696
Increase (decrease) in allowance account for credit losses of financial assets	47,859	76,541
Stage 1 to Stage 2	27,327	57,266
Stage 2 to Stage 1	(7,117)	(2,872)
Increase (Decrease) in Write-Off for credit losses of financial assets	0	0
Stage 2 to Stage 3	(110,526)	(117,930)
Stage 3 to Stage 2	23	184
On-balance exposures [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	233,007	230,080	182,282
Increase (decrease) in allowance account for credit losses of financial assets	(32,647)	(34,416)
Stage 1 to Stage 2		148,947
Stage 1 to Stage 3	190,098
Stage 2 to Stage 1		(130)
Stage 3 to Stage 1	(72)
Increase (Decrease) in Write-Off for credit losses of financial assets	(264,955)	(184,349)
Stage 2 to Stage 3	110,526	(184)
Stage 3 to Stage 2	(23)	117,930
On-balance exposures [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	496,655	428,942
Increase (decrease) in allowance account for credit losses of financial assets	332,668
Increase (Decrease) in Write-Off for credit losses of financial assets	(264,955)
Off-Balance Exposures [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	10,845	23,087
Off-Balance Exposures [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	5,341	11,264
Increase (decrease) in allowance account for credit losses of financial assets	(507)
Stage 1 to Stage 2	(1,375)
Stage 1 to Stage 3	(4,243)
Stage 2 to Stage 1	202
Stage 3 to Stage 1	0
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Off-Balance Exposures [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss		11,264	8,162
Increase (decrease) in allowance account for credit losses of financial assets		8,349
Stage 1 to Stage 2		(5,770)
Stage 1 to Stage 3		(32)
Stage 2 to Stage 1		555
Stage 3 to Stage 1		0
Increase (Decrease) in Write-Off for credit losses of financial assets		0
Off-Balance Exposures [Member] | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	1,210	7,804	6,203
Increase (decrease) in allowance account for credit losses of financial assets	(7,707)	(3,608)
Stage 1 to Stage 2	1,375	5,770
Stage 2 to Stage 1	(202)	(555)
Increase (Decrease) in Write-Off for credit losses of financial assets	0	0
Stage 2 to Stage 3	(60)	(6)
Stage 3 to Stage 2	0	0
Off-Balance Exposures [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	4,294	4,019	R$ 3,766
Increase (decrease) in allowance account for credit losses of financial assets	(4,028)	215
Stage 1 to Stage 2		32
Stage 1 to Stage 3	4,243
Stage 2 to Stage 1		0
Stage 3 to Stage 1	0
Increase (Decrease) in Write-Off for credit losses of financial assets	0	0
Stage 2 to Stage 3	60	0
Stage 3 to Stage 2	0	6
Off-Balance Exposures [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	10,845	R$ 23,087
Increase (decrease) in allowance account for credit losses of financial assets	(12,242)
Increase (Decrease) in Write-Off for credit losses of financial assets	R$ 0